MINING PROPERTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Mining Properties

Mining properties consist of the following (in thousands):

June 30, 2013	Palmarejo	San Bartolomé	Kensington	Rochester	Endeavor	La Preciosa	Joaquin	Total
Mining properties	$162,855	$70,360	$338,907	$120,350	$—	$—	$—	$692,472
Accumulated depletion	(94,647)	(20,305)	(60,310)	(101,353)	—	—	—	(276,615)

	68,208	50,055	278,597	18,997	—	—	—	415,857
Mineral interests	1,660,580	26,643	—	—	44,033	408,352	93,429	2,233,037
Accumulated depletion	(266,499)	(8,037)	—	—	(16,669)	—	—	(291,205)

	1,394,081	18,606	—	—	27,364	408,352	93,429	1,941,832
Non-producing and development properties	—	—	—	—	—	—	—	—

Total mining properties	$1,462,289	$68,661	$278,597	$18,997	$27,364	$408,352	$93,429	$2,357,689

December 31, 2012	Palmarejo	San Bartolomé	Kensington	Rochester	Endeavor	Joaquin	Other	Total
Mining properties	$155,722	$70,322	$333,619	$114,973	$—	$—	$11,416	$686,052
Accumulated depletion	(82,037)	(18,439)	(46,649)	(100,437)	—	—	(11,416)	(258,978)

	73,685	51,883	286,970	14,536	—	—	—	427,074
Mineral interests	1,658,389	26,642	—	—	44,033	93,429	—	1,822,493
Accumulated depletion	(235,795)	(7,338)	—	—	(14,625)	—	—	(257,758)

	1,422,594	19,304	—	—	29,408	93,429	—	1,564,735
Non-producing and development properties	—	—	—	—	—	—	142	142

Total mining properties	$1,496,279	$71,187	$286,970	$14,536	$29,408	$93,429	$142	$1,991,951

Mining properties consist of the following (in thousands):

December 31, 2012	Palmarejo	San Bartolomé	Kensington	Rochester	Martha	Endeavor	Joaquin	Other	Total
Mining properties	$155,722	$70,322	$333,619	$114,973	$11,416	$—	$—	$—	$686,052
Accumulated depletion	(82,037)	(18,439)	(46,649)	(100,437)	(11,416)	—	—	—	(258,978)

	73,685	51,883	286,970	14,536	—	—	—	—	427,074
Mineral interests	1,658,389	26,642	—	—	—	44,033	93,429	—	1,822,493
Accumulated depletion	(235,795)	(7,338)	—	—	—	(14,625)	—	—	(257,758)

	1,422,594	19,304	—	—	—	29,408	93,429	—	1,564,735
Non-producing and development properties	—	—	—	—	—	—	—	142	142

Total mining properties	$1,496,279	$71,187	$286,970	$14,536	$—	$29,408	$93,429	$142	$1,991,951

December 31, 2011	Palmarejo	San Bartolomé	Kensington	Rochester	Martha	Endeavor	Joaquin	Other	Total
Mining properties	$134,296	$68,684	$321,456	$112,826	$12,643	$—	$—	$—	$649,905
Accumulated depletion	(53,060)	(14,989)	(27,160)	(97,834)	(10,373)	—	—	—	(203,416)

	81,236	53,695	294,296	14,992	2,270	—	—	—	446,489
Mineral interests	1,658,389	26,642	—	—	—	44,033	—	—	1,729,064
Accumulated depletion	(158,627)	(6,007)	—	—	—	(10,034)	—	—	(174,668)

	1,499,762	20,635	—	—	—	33,999	—	—	1,554,396
Non-producing and development properties	—	—	—	—	—	—	—	142	142

Total mining properties	$1,580,998	$74,330	$294,296	$14,992	$2,270	$33,999	$—	$142	$2,001,027